Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

(a)	The local (United States) and foreign components of income (loss) before income taxes were comprised of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Tax jurisdictions from:
- Local	$(228,524)	$(156,168)	$(481,680)	$(344,756)
- Foreign, representing:
HK	(175,426)	(3,278)	(195,339)	(26,845)
PRC	507,735	568,786	1,897,199	2,539,892

Income before income taxes	$103,785	$409,340	$1,220,180	$2,168,291

Income is subject to tax in the various countries in which the Company operates.

The Company is incorporated in the State of Nevada and is subject to the U.S. federal tax and state tax. The Tax Cuts and Jobs Act of (“TCJ Act”) was signed into law in December 2017, and among its many provisions, it imposed a mandatory one-time transition tax on undistributed international earnings and reduced the U.S. corporate income tax rate to 21%, effective January 1, 2019. No provision for income taxes in the United States has been made as the Company had no taxable income for the three and nine months ended September 30, 2022 and 2021.

The Company mainly conducts its operating business through its subsidiaries in China, including Hong Kong.

The subsidiary incorporated in Hong Kong is subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the three and nine months ended September 30, 2022 and 2021. The provision for Hong Kong Profits Tax is calculated at 8.25% on assessable profits up to $281,057 (HK$2,000,000) for the three and nine months ended September 30, 2022 and 2021 and subject to a waiver of 100% of the profits tax under a cap of $1,405 (HK$10,000) for the three and nine months ended September 30, 2022 and 2021, respectively.

The subsidiary incorporated in mainland China is governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws), and are subject to 25% tax rate throughout the periods presented.

Under the PRC EIT law, withholding income tax, normally at a rate of 10%, is imposed on dividend paid by PRC entities out of its profits earned since January 1, 2008 to its overseas investors (including Hong Kong investors). Deferred taxation on the undistributed profits of the PRC subsidiaries has been provided in the condensed consolidated financial statements to the extent that in the opinion of the directors such profits will be distributed in the foreseeable future. Total undistributed profits of the Company’s PRC subsidiary at September 30, 2022 and December 31, 2021 were $3,123,352 and $3,579,288, respectively. At September 30, 2022 and December 31, 2021, the Company recognized deferred tax liabilities of $312,335 and $357,929, respectively, in respect of the undistributed profits.

Income tax (credit) expense consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Current tax:
Hong Kong	-	(841)	-	(841)
China	$127,727	$154,923	$463,206	$676,433

Deferred tax
Hong Kong	8,641	55,683	133,454	206,359
China	(584)	(7,976)	(1,504)	(9,888)
Total	$135,784	$201,789	$595,156	$872,063

The provision for income taxes consisted of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Income before income tax	$103,785	$409,340	$1,220,180	$2,168,291
Statutory income tax rate	21%	21%	21%	21%
Income tax credit computed at statutory income rate	21,795	85,962	256,238	455,342
Reconciling items:
Non-deductible expenses	75,971	37,816	134,157	106,185
Rate differential in different tax jurisdictions	28,203	23,169	84,678	105,018
Deferred tax provided on dividends withholding tax of PRC subsidiaries	9,561	55,683	133,454	206,359
Over-provision in prior year	254	(841)	(13,371)	(841)
Income tax (credit) expense	$135,784	$201,789	$595,156	$872,063

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of September 30, 2022 and December 31, 2021 are presented below:

	September 30, 2022	December 31, 2021
Deferred tax assets:
Accelerated depreciation	$2,984	$1,778
Deductible temporarily difference arising from other payable	12,151	13,605
Less: Net off with deferred tax liabilities for financial reporting purposes	(15,135)	(15,383)
Net total deferred tax assets	$-	$-

Deferred tax liabilities:
Undistributed profits of a PRC subsidiary	$312,335	$357,929
Less: Net off with deferred tax assets for financial reporting purposes	(15,135)	(15,383)
Net total deferred tax liabilities	$297,200	$342,546

NOTE 13 – INCOME TAXES

(a)	The local (United States) and foreign components of income (loss) before income taxes were comprised of the following:

	2021	2020
Tax jurisdictions from:
- Local	(791,930)	(365,055)
- Foreign, representing:
HK	(53,508)	45,181
PRC	2,920,754	7,792,789
Income before income taxes	$2,075,316	$7,472,915

Income is subject to tax in the various countries in which the Company operates.

The Company is incorporated in the State of Nevada and is subject to the U.S. federal tax and state tax. The Tax Cuts and Jobs Act of (“TCJ Act”) was signed into law in December 2017, and among its many provisions, it imposed a mandatory one-time transition tax on undistributed international earnings and reduced the U.S. corporate income tax rate to 21%, effective January 1, 2019. No provision for income taxes in the United States has been made as the Company had no taxable income for the years ended December 31, 2021 and 2020.

The Company mainly conducts its operating business through its subsidiaries in China, including Hong Kong.

The subsidiary incorporated in Hong Kong is subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended December 31, 2021 and 2020. The provision for Hong Kong Profits Tax is calculated at 8.25% on assessable profits up to $257,313 (HK$2,000,000) for the years ended December 31, 2021 and 2020 and subject to a waiver of 100% of the profits tax under a cap of $1,287 (HK$10,000) for the years ended December 31, 2021 and 2020, respectively.

The subsidiary incorporated in mainland China is governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws), and are subject to 25% tax rate throughout the periods presented.

Under the PRC EIT law, withholding income tax, normally at a rate of 10%, is imposed on dividend paid by PRC entities out of its profits earned since January 1, 2008 to its overseas investors (including Hong Kong investors). Deferred taxation on the undistributed profits of the PRC subsidiaries has been provided in the consolidated financial statements to the extent that in the opinion of the directors such profits will be distributed in the foreseeable future. Total undistributed profits of the Company’s PRC subsidiary at December 31, 2021 and 2020 were $3,579,288 and $6,269,752, respectively. At December 31, 2021 and 2020, the Company recognized deferred tax liabilities of $357,929 and $626,975, respectively, in respect of the undistributed profits.

Income tax expense consists of the following:

	2021	2020
Current tax:
Hong Kong	(840)	2,433
China	768,717	1,950,407

Deferred tax
China	221,039	552,005
Total	$988,916	$2,504,845

The provision for income taxes consisted of the following:

	2021	2020
Income before income tax	2,075,316	7,472,915
Statutory income tax rate	21%	21%
Income tax credit computed at statutory income rate	435,816	1,569,312
Reconciling items:
Non-deductible expenses (income), net	186,907	78,866
Effect of tax reliefs granted to Hong Kong subsidiary	-	(1,289)
Under-provision in prior period	11,198	-
Rate differential in different tax jurisdictions	119,238	305,951
Deferred tax provided on dividends withholding tax of PRC subsidiaries	235,757	552,005
Income tax expense	$988,916	$2,504,845

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of December 31, 2021 and 2020 are presented below:

	2021	2020
Deferred tax assets:
Accelerated depreciation	$1,778	$429
Deductible temporarily difference arising from other payable	13,605	-
Less: Net off with deferred tax liabilities for financial reporting purposes	(15,383)	(429)
Net total deferred tax assets	-	-

Deferred tax liabilities:
Undistributed profits of a PRC subsidiary	357,929	626,975
Less: Net off with deferred tax assets for financial reporting purposes	(15,383)	(429)
Net total deferred tax liabilities	$342,546	$626,546